Investments in Marketable Securities and Other Investments (Tables)	12 Months Ended
Dec. 31, 2012
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Marketable Securities and Other Investments

Investments in marketable securities and other investments consisted of the following (in millions):

	December 31,
	2012	2011
Marketable securities:
U.S. Treasury and agency securities — maturing within one year	$6.5	$4.9
U.S. Treasury and agency securities — maturing within two years	2.5	10.0

Total marketable securities	$9.0	$14.9

Investments and other assets:
Equity method investments	$9.6	$28.8
Cost method and other long-term investments	1.0	0.3
Other assets	80.6	42.2

Total investments and other assets	$91.2	$71.3

Summary of Fair Value and Unrealized Gains (Losses) Related to Available-for-Sale Securities

The following table provides a summary of the fair value and unrealized gains (losses) related to Actavis’ available-for-sale securities classified as current assets (in millions):

At December 31, 2012	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale:
U.S. Treasury and agency securities	$9.0	$—	$—	$9.0

Total	$9.0	$—	$—	$9.0

At December 31, 2011	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale:
U.S. Treasury and agency securities	$14.8	$0.1	$—	$14.9

Total	$14.8	$0.1	$—	$14.9